Accounts Receivable (Details) - Schedule of Accounts Receivable - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Accounts Receivable [Abstract]
Accounts receivable	$ 10,395,061	$ 6,292,469
Less: allowance for doubtful accounts	(38,376)	(39,280)	$ (2,478)
Accounts receivable, net	$ 10,356,685	$ 6,253,189